Events after the reporting period - Additional Information (Detail) $ / shares in Units, $ in Thousands, R$ in Millions		4 Months Ended
	Feb. 28, 2023 USD ($)	Apr. 26, 2023 USD ($)	Mar. 31, 2023 USD ($)	Feb. 09, 2023 $ / shares	Feb. 03, 2023 USD ($)	Feb. 03, 2023 BRL (R$)	Dec. 31, 2022 USD ($)	Dec. 23, 2022	Feb. 01, 2022	Dec. 31, 2021 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Consideration payable on acquisition							$ 33,414			$ 27,812
Related Party Transaction | PBPE General Partner V, Ltd.
Disclosure of non-adjusting events after reporting period [line items]
Purchases of shares, related party transaction	$ 8,200
Dividends | Patria Holdings Ltd
Disclosure of non-adjusting events after reporting period [line items]
Dividends payable (in dollars per share) | $ / shares				$ 0.308
Dividend payables			$ 45,300
Kamaroopin
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting equity interests remaining to be acquired								60.00%
Minority interest ownership interest acquired									40.00%
Voting equity interests acquired (in percent)									40.00%
Kamaroopin | Major business combination
Disclosure of non-adjusting events after reporting period [line items]
Voting rights held in subsidiary		100.00%
Portion of consideration paid (received) consisting of cash and cash equivalents		$ 1,700
Consideration terms		30 days
Equity consideration		$ 9,600
Contingent consideration dependent on future performance		3,800
Kamaroopin | Minimum | Major business combination
Disclosure of non-adjusting events after reporting period [line items]
Equity consideration dependent on fundraising objective achievement		$ 3,800
Equity consideration lock-up period		5 years
Kamaroopin | Maximum | Major business combination
Disclosure of non-adjusting events after reporting period [line items]
Equity consideration dependent on fundraising objective achievement		$ 9,600
Equity consideration lock-up period		3 years
Blue Macaw | Major business combination
Disclosure of non-adjusting events after reporting period [line items]
Voting equity interests acquired (in percent)					100.00%	100.00%
Consideration payable on acquisition					$ 4,800	R$ 25.0